LAND USE RIGHT (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Methods of amortization right	straight-line basis
Useful life of land use right	25 years
Amortization expense	$ 55,048	$ 55,990	$ 59,723